Commitments and Contingencies (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies [Abstract]
2016	$ 41,580	$ 83,161
2017	33,889	33,889
2018	33,889	33,889
2019	2,824	2,824
Total	$ 112,182	$ 153,763